Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill
The following table reflects the changes in goodwill for the periods ended December 31, 2020, December 31, 2019 and March 31, 2021:

(in thousands)
Balance at December 31, 2018	$832,521
Acquisitions	11,257
Foreign currency translation and other adjustments	(7,135)
Balance at December 31, 2019	$836,643
Foreign currency translation	37,440
Balance at December 31, 2020	$874,083
Foreign currency translation	(18,505)
Balance at March 31, 2021 (unaudited)	$855,578
The following table reflects the changes in goodwill for the six months ended June 30, 2021:

(in thousands)
Balance at December 31, 2020	$874,083
Foreign currency translation	(13,587)
Balance at June 30, 2021	$860,496

Intangible assets
Intangible assets, net consisted of the following at December 31, 2020, December 31, 2019 and March 31, 2021:

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

	(in thousands)
Developed product technologies	$127,057	$(119,392)	$7,665	$124,792	$(93,351)	$31,441
Customer relationships	131,045	(111,336)	19,709	126,788	(83,545)	43,243
Trademarks	1,162	(1,162)	—	1,402	(1,312)	90
Total intangible assets, net	$259,264	$(231,890)	$27,374	$252,982	$(178,208)	$74,774

Intangible asset amortization expense
Intangible asset amortization expense was as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Intangible asset amortization expense	$48,105	$47,289	$50,168
Amortization of acquired technologies included in cost of revenue relate to our subscription products as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
Amortization of acquired technologies	$1,037	$6,132	$3,741	$11,876

Estimated intangible asset amortization expense	As of December 31, 2020, we estimate aggregate intangible asset amortization expense to be as follows:

Estimated Amortization
(in thousands)
2021	$19,182
2022	7,637
2023	555
2024	—
2025	—